Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table provides information required by Item 402(v) of Regulation S-K, and sets forth information about the relationship between executive compensation actually paid and certain financial performance of the Company. Compensation Actually Paid (CAP) in the table below does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, CAP is calculated as summary compensation table total compensation adjusted to include the fair market value of equity awards as of December 31, 2023 or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards (if any). For purposes of the disclosure below, no pension valuation adjustments were required and no dividends or interest were accrued.

The Board of Directors and the Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to non-PEO Named Executive Officers(3)	Value of Initial Fixed $100 Investment Based On:(4) Total Shareholder Return	Net Loss ($ Thousands)(5)
2023	$966,419	$418,549	$459,701	$380,911	$28.45	$(32,356)
2022	$2,079,349	$1,607,532	$995,297	$867,377	$63.78	$(963)
2021	$1,530,140	$1,381,580	$333,647	$333,647	$88.86	$(1,770)

(1)

Ryan L. Smith was our CEO (our Principal Executive Officer (PEO)) for each of the years presented. The amount reported for each year are the amounts of total compensation reported for Mr. Smith in the “Total” column of the “Summary Compensation Table”, above.

(2)

During 2023, our only non-CEO Named Executive Officer (NEO) consisted of Donald A. Kessel, our former Chief Operating Officer and Mark L. Zajac, our Chief Financial Officer. During 2022 and 2021 our only non-CEO Named Executive Officer (NEO) consisted of Donald A. Kessel.

(3)

Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable persons during 2023, 2022 and 2021. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments set forth below were made to Mr. Smith’s total compensation and to the total compensation of the other non-PEO NEO, for 2023, 2022 and 2021, to determine the compensation actually paid. No pension plan payments were made to the PEO or the non-PEO NEO during 2023, 2022 or 2021.

(4)

Assumes $100 invested in our common shares on December 31, 2020, and calculated based on the difference between the share price of our Common Stock at the end and the beginning of the measurement period, and reinvestment of all dividends.

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

PEO Total Compensation Amount	$ 966,419	$ 2,079,349	$ 1,530,140
PEO Actually Paid Compensation Amount	$ 418,549	1,607,532	1,381,580
Adjustment To PEO Compensation, Footnote
Adjustments to Determine Compensation Actually Paid ($) for PEO	2023	2022	2021
Reported Summary Compensation Table (SCT) total for PEO	966,419	2,079,349	1,530,140
Deduction for amounts reported under the “Stock Awards” column in the SCT	(375,000)	(1,480,000)	(453,000)
Increase for fair value of awards granted during the year that remain unvested as of year end	163,043	690,000	327,000
Increase for fair value of awards granted and vested during the year	-	370,000	-
Deduction for decrease in fair value from prior year end to current year end of awards granted prior to the year that were outstanding and unvested as of year end	(325,000)	(72,750)	(9,840)
Deduction for decrease in fair value from prior year end to vesting date of awards granted prior to the year that vested during the year	(29,500)	(4,380)	(12,720)
Increase for value of dividends paid (accrued) on equity awards not otherwise reflected in fair value of awards	18,587	25,313	-
Total adjustments	(547,870)	(471,817)	(148,560)
Compensation actually paid to PEO	418,549	1,607,532	1,381,580

Non-PEO NEO Average Total Compensation Amount	$ 459,701	995,297	333,647
Non-PEO NEO Average Compensation Actually Paid Amount	$ 380,911	867,377	333,647
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Average Compensation Actually Paid ($) for Non-PEO NEO	2023	2022	2021
Reported Average SCT Total for Non-PEO NEO	459,701	995,297	333,647
Deduction for amounts reported under the “Stock Awards” column in the SCT	(188,000)	(571,650)	-
Increase for fair value of awards granted during the year that remain unvested as of year end	50,000	220,800	-
Increase for fair value of awards granted and vested during the year	76,000	216,450	-
Increase/(deduction) for change in fair value from prior year end to current year end of awards granted prior to the year that they were outstanding and unvested as of year end	-	-	-
Increase/(deduction) for change in fair value from prior year end to vesting date of awards granted prior to the year that vested during the year	(20,480)	-	-
Increase for value of dividends paid (accrued) on equity awards not otherwise reflected in fair value of awards	3,690	6,480	-
Total adjustments	(78,790)	(127,920)	-
Compensation actually paid to Non-PEO NEO	380,911	867,377	333,647

For each covered fiscal year, there were no equity awards that failed to meet vesting conditions in the year; there were no Option Awards; and there were no pension benefits. Additionally, the methodology for the valuation assumptions used to calculate the fair value of the equity awards is the same as that used to determine the aggregate grant date fair values disclosed in the “Summary Compensation Table”, though with adjustments for the applicable time period. We do not view these adjustments as material differences in the assumptions. As disclosed in the “Summary Compensation Table”, the assumptions used to calculate the aggregate grant date fair values reflected in that table are included in footnotes to our consolidated financial statements in our annual reports on Form 10-K for the years ended December 31, 2023, 2022 and 2021.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between “Compensation Actually Paid” and Performance

Our executive compensation program seeks to align executive officers’ long-term interests with those of our stockholders to incentivize a long-term increase in stockholder value, and therefore does not specifically align the Company’s performance measures with CAP (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance table above, for each of the three years ended December 31, 2023. The following graphs address the relationship between compensation “actually paid” as disclosed in the Pay vs. Performance Table and (1) the Company’s cumulative Total Stockholder Return (TSR) and (2) net loss. U.S. Energy believes TSR and net loss are somewhat correlated, as measured by each metrics performance over the prior three years, and in line with the compensation actually paid to the Company's PEO and NEOs over the same period, as shown in the tables below. However, we do not believe that the reported net loss is reflective of our financial performance over the period and the Company does not use net income to determine compensation or income incentive plan payouts.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 28.45	63.78	88.86
Net Income (Loss)	(32,356,000)	(963,000)	(1,770,000)
PEO Deduction For Amounts Reported Under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(375,000)	(1,480,000)	(453,000)
PEO Increase For Fair Value of Awards Granted During The That Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	163,043	690,000	327,000
PEO Increase For Fair Value of Awards Granted and Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	370,000	0
PEO Deduction for Decrease in Fair Value From Prior Year End to Current Year end of Awards Granted Prior to The Year That Were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(325,000)	(72,750)	(9,840)
PEO Deduction For Decrease in Fair Value From Prior Year End to Vesting Date of Awards Granted to The Year That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,500)	(4,380)	(12,720)
PEO Increase For Value of Dividends Paid (Accrued) on Equity Awards Not Otherwise Reflected In Fair Value of Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,587	25,313	0
PEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(547,870)	(471,817)	(148,560)
NEO Deduction For Amounts Under The "Stock Awards" Column in The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(188,000)	(571,650)	0
NEO Increase For Fair Value of Awards Granted During The Year That Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,000	220,800	0
NEO Increase For Fair Value of Awards Granted and Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,000	216,450	0
NEO Increase (Deduction) For Change In Fair Value From Prior Year End to Current Year End of Awards Granted Prior to The Year That They Were Outstanding And Unvested As of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
NEO Increase (Deduction) For Change In Fair Value From Prior Year End to Vesting Date of Awards Granted Prior To The Year That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,480)	0	0
NEO Increase For Value of Dividends Paid (Accrued) On Equity Awards Not Otherwise Reflected In Fair Value of Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,690	6,480	0
NEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (78,790)	$ (127,920)	$ 0